Change Finance U.S. Large Cap Fossil Fuel Free ETF
Change Finance U.S. Large Cap Fossil Fuel Free ETF
Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF (CHGX)

(the “Fund”)

April 13, 2018

Supplement to the

 Prospectus and Statement of Additional Information (“SAI”),

each dated October 1, 2017

Effective April 13, 2018, the Fund’s management fee is reduced to 0.49%, and effective April 18, 2018, the Fund’s name will change to “Change Finance U.S. Large Cap Fossil Fuel Free ETF”. All references in the Prospectus and SAI to the prior name should be disregarded as of April 18, 2018.

The following information replaces the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 2 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Change Finance U.S. Large Cap Fossil Fuel Free ETF Change Finance U.S. Large Cap Fossil Fuel Free ETF
Management Fees	0.49%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.49%
[1]	Restated to reflect the Fund's contractual management fee effective April 13, 2018.
[2]	Estimated for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Change Finance U.S. Large Cap Fossil Fuel Free ETF | Change Finance U.S. Large Cap Fossil Fuel Free ETF | USD ($)	50	157

Please retain this Supplement with your Prospectus and SAI for future reference.